Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 123	€ 96	€ 94
Total, gross [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	864	572	356
Total accumulated amortization and depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	741	476	262
Patents, licenses, trademarks [member] | Total, gross [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	414	196	54
Patents, licenses, trademarks [member] | Total accumulated amortization and depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	340	125	53
Software [member] | Total, gross [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	450	376	302
Software [member] | Total accumulated amortization and depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 401	€ 351	€ 210